Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Currently paid or payable	$ 3,268,196	$ 3,253,913
Deferred (benefit) expense	(373,105)	(118,587)
Total income tax expense	$ 2,895,091	$ 3,135,326